Note 17 - Trade Receivables, Net - Summary of the Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Guaranteed	$ 234,427	$ 286,250
Not guaranteed	1,162,515	1,517,651
Guaranteed and not guaranteed	$ 1,396,942	$ 1,803,901
Expected loss rate	0.09%	0.07%
Allowances for doubtful accounts	$ (1,294)	$ (1,396)
Nominative allowances for doubtful accounts	(47,488)	(65,139)
Net Value	1,348,160	1,737,366	$ 1,214,060
Current trade receivables, not due [member]
Statement Line Items [Line Items]
Guaranteed	205,764	254,743
Not guaranteed	948,449	1,180,788
Guaranteed and not guaranteed	$ 1,154,213	$ 1,435,531
Expected loss rate	0.04%	0.04%
Allowances for doubtful accounts	$ (529)	$ (564)
Nominative allowances for doubtful accounts
Net Value	1,153,684	1,434,967
Current trade receivables, past due, less than 180 days [member]
Statement Line Items [Line Items]
Guaranteed	26,899	30,884
Not guaranteed	157,960	260,675
Guaranteed and not guaranteed	$ 184,859	$ 291,559
Expected loss rate	0.24%	0.17%
Allowances for doubtful accounts	$ (455)	$ (510)
Nominative allowances for doubtful accounts	(1,922)	(1,436)
Net Value	182,482	289,613
Current trade receivables, past due, greater than 180 days [member]
Statement Line Items [Line Items]
Guaranteed	1,764	623
Not guaranteed	56,106	76,188
Guaranteed and not guaranteed	$ 57,870	$ 76,811
Expected loss rate	0.57%	0.43%
Allowances for doubtful accounts	$ (310)	$ (322)
Nominative allowances for doubtful accounts	(45,566)	(63,703)
Net Value	$ 11,994	$ 12,786